Risks - Liquidity risk (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total aggregated time bands [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	€ 123,453	€ 114,097	€ 107,249
Lease liabilities	10,352
Trade payables	18,517	18,667	15,670
Other current liabilities	4,063	2,267	1,390
Total	156,385	135,031	124,309
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	14,300	14,491	14,331
Lease liabilities	3,685
Trade payables	18,517	18,667	15,670
Other current liabilities	4,063	2,267	1,390
Total	40,565	35,425	31,391
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	33,034	42,100	37,933
Lease liabilities	4,907
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	37,941	42,100	37,933
Later than three years and not later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	41,672	33,636	22,286
Lease liabilities	1,040
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	42,712	33,636	22,286
Later than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Loan and borrowings	34,447	23,870	32,699
Lease liabilities	720
Trade payables	0	0	0
Other current liabilities	0	0	0
Total	€ 35,167	€ 23,870	€ 32,699